RELATED PARTY TRANSACTIONS - Low Carbon Fuel Standards (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Consulting Services
Related Party Transaction [Line Items]
Transaction bonus		$ 679,657
Low Carbon Fuel Standards
Related Party Transaction [Line Items]
Transaction bonus	$ 561,700	$ 1,289,700